Business Combination/Disposal of Subsidiaries (Details) - Schedule of Assets and Liabilities of Disposal of Subsidiaries	6 Months Ended
Dec. 31, 2023 MYR (RM)
ARB Midware Group [Member]
Schedule of Assets and Liabilities of Disposal of Subsidiaries [Line Items]
Trade receivables	RM 1,448,282
Other receivables, prepayments and deposits	205,000
Cash and bank balances	213,504
Trade payables	(618,071)
Other payables and accruals	(450,749)
Tax payables	(191,834)
Total	606,132
Non-controlling interest	(300,313)
Total	305,819
Add: Goodwill
Total	305,819
Gain and loss on disposal of subsidiaries at the Group level	(305,818)
Net disposal proceeds	1
Cash and cash equivalents of subsidiaries disposed	(213,504)
Net cash outflow upon disposal of subsidiaries	(213,503)
ARB Synergy Group [Member]
Schedule of Assets and Liabilities of Disposal of Subsidiaries [Line Items]
Other receivables, prepayments and deposits	7,639
Cash and bank balances	2,950
Other payables and accruals	(65,352)
Total	(54,763)
Realisation of foreign currency translation gain reclassified from reserve	787
Total	(53,976)
Add: Goodwill	47,799
Total	(6,177)
Gain and loss on disposal of subsidiaries at the Group level	6,178
Net disposal proceeds	1
Cash and cash equivalents of subsidiaries disposed	(2,950)
Net cash outflow upon disposal of subsidiaries	RM (2,949)